Consolidated Statements of Comprehensive Earnings (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 5	$ 8	$ (29)	$ 39	$ 11
Net earnings (loss)	(73)	89	419	612	379
Other comprehensive earnings (loss):
Unrealized gain on investments and other financial instruments, net (excluding investments in unconsolidated affiliates)	9	14	(33)	41	24
Other comprehensive earnings - unrealized loss on investments in unconsolidated affiliates	(6)	(8)	(15)	23	(6)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax, Portion Attributable to Parent	(3)	(3)	(2)	6	(1)
Reclassification adjustments for change in unrealized gains and losses included in net earnings	0	(1)	4	(13)	(27)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0	(1)	24	8	(10)
Other comprehensive earnings (loss)	0	1	(22)	65	(20)
Comprehensive earnings (loss)	(73)	90	397	677	359
Net earnings (loss) attributable to noncontrolling interests	(51)	(1)	17	5	10
Comprehensive earnings (loss) attributable to Fidelity National Financial, Inc. common shareholders	(22)	91	380	672	349
unrealized gain loss on investments in unconsolidated affiliates tax	4	5
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax		(2)	(2)	1	(1)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax		1	(3)	7	16
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax		$ 1	$ 16	$ 5	$ (6)